SPDR(R) S&P(R) Emerging Markets Dividend ETF
SPDR® S&P ® Emerging Markets Dividend ETF
INVESTMENT OBJECTIVE
The SPDR S&P Emerging Markets Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks dividend paying securities of publicly-traded companies in emerging markets.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Fund Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of Fund Shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		SPDR(R) S&P(R) Emerging Markets Dividend ETF
Management fees		0.49%
Distribution and service (12b-1) fees		none
Other expenses		none
Total annual Fund operating expenses	[1]	0.49%
[1]	The Fund's “Total annual Fund operating expenses” have been restated to reflect a reduction in the Fund's “Management fees”.

EXAMPLE:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Year 1	Year 3	Year 5	Year 10
SPDR(R) S&P(R) Emerging Markets Dividend ETF	50	157	274	616

PORTFOLIO TURNOVER:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio.
THE FUND'S PRINCIPAL INVESTMENT STRATEGY
In seeking to track the performance of the S&P Emerging Markets Dividend Opportunities Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) based on securities comprising the Index. The Fund will provide shareholders with at least 60 days' notice prior to any material change in this 80% investment policy. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser).

The Index is comprised of 100 of the highest yielding emerging markets stocks that meet certain investability requirements. The Index includes publicly traded companies with market capitalizations of at least U.S.$1 billion, float-adjusted market cap of US$300 million and three-month average daily value traded above the liquidity threshold of U.S.$1 million as of the rebalancing reference date. The stocks must be listed on the primary exchanges of those countries included in the S&P/IFCI. In the event that a stock from an eligible country is listed on the local and the developed market exchanges, the preference will be given to a more liquid listing. Stocks passing these criteria form the investible universe and are then subject to screening for two stability factors, earnings growth and profitability. Stocks must have a positive, cumulative three-year earnings growth and stocks must be profitable, as measured by positive earning per share before extraordinary items, over the latest 12-month period as of the rebalancing reference date. The Index is rebalanced after the U.S. market close on the third Friday of January. In addition, S&P Dow Jones Indices LLC (“S&P Dow Jones” or “Index Provider”) is introducing a semi-annual review, effective on the third Friday of July. The results of the review may result in an update to the weights of the constituents to comply with the index weighting requirements. No single country or sector can have more than 25% weight in the Index and no single stock can have a weight of more than 3% in the Index. Countries covered in the Index have historically included, among others: Brazil, Chile, China, the Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of December 31, 2014, the Index comprised 99 securities.

The Index is sponsored by S&P Dow Jones Indices LLC (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Index Construction Risk: A stock included in the Index may not exhibit the factor trait or provide specific factor exposure for which it was selected and consequently the Fund's holdings may not exhibit returns consistent with that factor trait.

Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs and GDRs may be less liquid and more volatile than the underlying shares in their primary trading market.
Russian Sanctions Risk: Recent sanctions imposed by the United States, the European Union and Canada, and other intergovernmental actions that may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country's credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. The scope and scale of these sanctions may be expanded. These sanctions could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain investment instruments. Sanctions could also result in Russia taking counter measures or other actions, which may further impair the value and liquidity of Russian securities. These sanctions, and the continued disruption of the Russian economy, could have a negative effect on the performance of the Fund. Compliance with each of these sanctions may impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in the affected securities or other securities of such issuers. If it becomes impracticable or unlawful for the Fund to hold securities subject to, or otherwise affected by, sanctions, or if deemed appropriate by the Fund's investment adviser, the Fund may prohibit in-kind deposits of the affected securities in connection with creation transactions and instead require a cash deposit, which may also increase the Fund's transaction costs.
Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shutdown, and more governmental limitations on foreign investment policy than those typically found in a developed market. There is also the potential for unfavorable actions including expropriation, nationalization, embargo, and acts of war. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements could result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Non-Diversified Investment Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

FUND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-787-2257 or visiting our website at https://www.spdrs.com.
ANNUAL TOTAL RETURNS (years ended 12/31)

Highest Quarterly Return: 8.64% (Q1, 2012) Lowest Quarterly Return: -10.70% (Q2, 2013)
AVERAGE ANNUAL TOTAL RETURNS (for periods ending 12/31/14)
The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to the application of foreign tax credits and/or an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Average Annual Total Returns	One Year	Since Inception	Inception Date
SPDR(R) S&P(R) Emerging Markets Dividend ETF	(8.14%)	(4.54%)	Feb. 23, 2011
SPDR(R) S&P(R) Emerging Markets Dividend ETF Return After Taxes on Distributions	(9.23%)	(5.70%)	Feb. 23, 2011
SPDR(R) S&P(R) Emerging Markets Dividend ETF Return After Taxes on Distributions and Sale of Fund Shares	(3.89%)	(3.30%)	Feb. 23, 2011
SPDR(R) S&P(R) Emerging Markets Dividend ETF S&P Emerging Markets Dividend Opportunities Index (Index returns reflect no deduction for fees, expenses or taxes)	(7.38%)	(3.02%)	Feb. 23, 2011